Long-Term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Incentive Plan
Summary of the status of the non-vested phantom units

	Number of Non-vested Units	Weighted Average Grant Date Fair Value
Outstanding non-vested units at December 31, 2012	138,889	$13.01
Granted	498,112	39.29
Vested	(138,889)	13.01
Forfeited	—	—

Outstanding non-vested units at December 31, 2013	498,112	$39.29